Non-financial Assets and Liabilities - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	$ 2,293	$ 826
Additions	1,721	2,003
Exchange differences	23	50
Disposals		(1)
Depreciation charge	(1,016)	(585)	$ (562)
Property Plant and Equipment, Ending Balance	3,021	2,293	826
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	10,546
Property Plant and Equipment, Ending Balance	12,469	10,546
Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	(8,253)
Property Plant and Equipment, Ending Balance	(9,448)	(8,253)
Plant and Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	1,336	204
Additions	1,427	1,393
Exchange differences	(75)	(2)
Depreciation charge	(735)	(259)
Property Plant and Equipment, Ending Balance	1,953	1,336	204
Plant and Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	5,598
Property Plant and Equipment, Ending Balance	6,955	5,598
Plant and Equipment | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	(4,262)
Property Plant and Equipment, Ending Balance	(5,002)	(4,262)
Office Furniture and Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	707	376
Additions	138	458
Exchange differences	89	9
Depreciation charge	(123)	(136)
Property Plant and Equipment, Ending Balance	811	707	376
Office Furniture and Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	1,766
Property Plant and Equipment, Ending Balance	2,009	1,766
Office Furniture and Equipment | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	(1,059)
Property Plant and Equipment, Ending Balance	(1,198)	(1,059)
Computer Hardware and Software
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	250	246
Additions	156	152
Exchange differences	9	43
Disposals		(1)
Depreciation charge	(158)	(190)
Property Plant and Equipment, Ending Balance	257	250	$ 246
Computer Hardware and Software | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	3,182
Property Plant and Equipment, Ending Balance	3,505	3,182
Computer Hardware and Software | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant and Equipment, Beginning Balance	(2,932)
Property Plant and Equipment, Ending Balance	$ (3,248)	$ (2,932)